Other non-operating income (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-operating Expenses [Abstract]
Disclosure of detailed information about non-operating expenses

	2023	2022
Interest income(1)	$(19,530)	$(9,419)
Gain on the termination of employee defined benefit health insurance plan(2)	—	(4,246)
Foreign exchange loss (gain)	1,819	(4,933)
Loss on revaluation of marketable securities	1,085	1,378
Loss on non-hedge derivatives	2,922	—
Loss (gain) on sale of PP&E	1,506	(1,431)
Kumtor Mine litigation and related costs(3)	—	15,036
Other expenses	1,064	1,732
Other non-operating income	$(11,134)	$(1,883)
(1)Primarily includes interest on bank term deposits.
(2)Relates to the employee health benefits plan at the Langeloth processing facility.
(3)Primarily includes legal fees related to the Company’s international arbitration claim against the Kyrgyz Republic, negotiations with the government of Kyrgyz Republic and the filing for protection under Chapter 11 under the Federal US Bankruptcy Code by Kumtor Gold Company CJSC and Kumtor Operating Company CJSC, and related consulting costs that were all completed in 2022.